UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2004

1.804834.100
CAF-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
NOK Corp.	400,000	$ 12,087
Distributors - 0.0%
Handleman Co.	92,100	1,977
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	2,874,300	79,043
Royal Caribbean Cruises Ltd.	759,500	32,469
Starbucks Corp. (a)	1,200,000	56,352
		167,864
Household Durables - 1.5%
Beazer Homes USA, Inc.	100,000	9,340
D.R. Horton, Inc.	318,105	8,789
Daito Trust Construction Co.	442,500	16,515
George Wimpey PLC	1,000,000	6,742
Lennar Corp.:
Class A	368,576	15,731
Class B	103,162	4,094
Maytag Corp.	363,380	7,449
Sharp Corp.	950,000	13,747
		82,407
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	185,000	7,200
eBay, Inc. (a)	186,600	14,616
Senshukai Co. Ltd.	582,000	5,658
		27,474
Media - 9.5%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	948,100	42,181
Cablevision Systems Corp. - NY Group Class A (a)	279,800	4,888
Clear Channel Communications, Inc.	200,000	7,140
Comcast Corp.:
Class A (a)	244,210	6,691
Class A (special) (a)	58,600	1,570
EchoStar Communications Corp. Class A (a)	1,313,200	36,402
Fox Entertainment Group, Inc. Class A (a)	200,000	5,406
Lamar Advertising Co. Class A (a)	200,000	8,042
Liberty Media Corp. Class A (a)	8,279,590	70,211
Liberty Media International, Inc.:
Class A (a)	651,254	20,306
Class A rights 8/23/04 (a)	130,250	783
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Ltd.:
ADR	467,500	$ 15,848
sponsored ADR	86,015	2,733
Playboy Enterprises, Inc.:
Class A (a)	25,000	255
Class B (non-vtg.) (a)	2,625,600	29,302
Radio One, Inc.:
Class A (a)	401,600	6,205
Class D (non-vtg.) (a)	986,200	15,000
The DIRECTV Group, Inc. (a)	769,048	12,466
Time Warner, Inc. (a)	3,543,826	59,005
Univision Communications, Inc. Class A (a)	4,399,000	127,439
Viacom, Inc. Class B (non-vtg.)	957,500	32,162
Walt Disney Co.	474,850	10,964
		514,999
Multiline Retail - 0.2%
Nordstrom, Inc.	189,600	8,323
Specialty Retail - 1.2%
Gadzooks, Inc. (a)	150,000	413
Gap, Inc.	874,400	19,849
Home Depot, Inc.	1,128,000	38,036
Yamada Denki Co. Ltd.	150,000	5,194
		63,492
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	186,800	13,582
TOTAL CONSUMER DISCRETIONARY		892,205
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Robert Mondavi Corp. Class A (a)	200,000	6,938
The Coca-Cola Co.	200,000	8,772
		15,710
Food & Staples Retailing - 2.3%
Sysco Corp.	279,900	9,643
Whole Foods Market, Inc.	1,419,200	116,829
		126,472
Food Products - 0.8%
Bunge Ltd.	285,100	11,441
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	890,700	$ 31,860
Tyson Foods, Inc. Class A	139,100	2,651
		45,952
Personal Products - 0.3%
Avon Products, Inc.	328,760	14,140
Tobacco - 0.2%
Altria Group, Inc.	207,100	9,858
TOTAL CONSUMER STAPLES		212,132
ENERGY - 8.2%
Energy Equipment & Services - 3.8%
BJ Services Co. (a)	617,900	30,685
ENSCO International, Inc.	2,034,550	61,260
GlobalSantaFe Corp.	200,000	5,480
Grant Prideco, Inc. (a)	65,000	1,228
Maverick Tube Corp. (a)	500,000	14,420
Nabors Industries Ltd. (a)	64,575	3,003
Noble Corp. (a)	2,048,800	79,330
Pride International, Inc. (a)	374,300	6,737
Transocean, Inc. (a)	127,196	3,612
		205,755
Oil & Gas - 4.4%
Apache Corp.	1,698,000	79,008
Burlington Resources, Inc.	373,000	14,237
Chesapeake Energy Corp.	187,100	2,872
Cross Timbers Royalty Trust	1,380	43
EOG Resources, Inc.	150,000	9,533
Pioneer Natural Resources Co.	280,900	10,126
Teekay Shipping Corp.	360,000	14,321
Total SA sponsored ADR	379,900	36,983
Valero Energy Corp.	950,610	71,220
		238,343
TOTAL ENERGY		444,098
FINANCIALS - 10.6%
Capital Markets - 2.7%
3i Group PLC	474,200	4,931
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Ameritrade Holding Corp. (a)	1,008,650	$ 11,186
Apollo Investment Corp.	1,900,800	25,908
Charles Schwab Corp.	1,555,600	13,658
Daiwa Securities Group, Inc.	663,500	4,362
Goldman Sachs Group, Inc.	427,100	37,666
JAFCO Co. Ltd.	130,000	7,938
Merrill Lynch & Co., Inc.	513,600	25,536
Morgan Stanley	186,700	9,210
Nomura Holdings, Inc.	342,500	4,726
		145,121
Commercial Banks - 3.9%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	7,667	69,463
Mizuho Financial Group, Inc.	11,697	44,392
Sumitomo Mitsui Financial Group, Inc.	6,027	36,370
UFJ Holdings, Inc. (a)	3,809	15,312
Wells Fargo & Co.	856,100	49,149
		214,686
Insurance - 2.0%
ACE Ltd.	946,100	38,402
Allstate Corp.	479,900	22,594
Axis Capital Holdings Ltd.	186,900	4,803
Millea Holdings, Inc.	2,231	32,905
Sun Life Financial, Inc.	100,000	2,776
XL Capital Ltd. Class A	93,300	6,594
		108,074
Real Estate - 1.1%
Alexandria Real Estate Equities, Inc.	190,300	11,435
Apartment Investment & Management Co. Class A	284,700	9,102
Friedman, Billings, Ramsey Group, Inc. Class A	1,156,600	19,026
LNR Property Corp.	90,268	4,875
Mitsubishi Estate Co. Ltd.	200,000	2,279
New York Mortgage Trust, Inc. (d)	1,331,700	11,639
		58,356
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	95,100	6,857
Fannie Mae	181,300	12,865
Freddie Mac	5,600	360
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware	187,000	$ 19,992
Sovereign Bancorp, Inc.	374,200	8,146
		48,220
TOTAL FINANCIALS		574,457
HEALTH CARE - 17.9%
Biotechnology - 6.5%
Biogen Idec, Inc. (a)	1,712,900	102,774
Genentech, Inc. (a)	4,562,200	222,089
Millennium Pharmaceuticals, Inc. (a)	2,249,600	25,016
		349,879
Health Care Equipment & Supplies - 5.0%
Apogent Technologies, Inc. (a)	474,000	15,405
Biomet, Inc.	754,410	33,186
Fisher Scientific International, Inc. (a)	467,900	27,232
Medtronic, Inc.	573,300	28,476
St. Jude Medical, Inc. (a)	800,200	54,518
Stryker Corp.	186,600	8,897
Synthes, Inc.	95,117	9,356
Zimmer Holdings, Inc. (a)	1,195,600	91,236
		268,306
Health Care Providers & Services - 1.8%
Aetna, Inc.	327,300	28,082
HCA, Inc.	155,500	6,010
Health Management Associates, Inc. Class A	150,000	3,009
Tenet Healthcare Corp. (a)	475,000	5,311
UnitedHealth Group, Inc.	887,600	55,830
		98,242
Pharmaceuticals - 4.6%
Allergan, Inc.	283,800	21,467
Barr Pharmaceuticals, Inc. (a)	903,100	31,021
Johnson & Johnson	134,600	7,439
Merck & Co., Inc.	1,056,100	47,894
Merck KGaA	475,588	26,670
Pfizer, Inc.	2,744,800	87,724
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	284,567	$ 28,101
Sepracor, Inc. (a)	20,000	919
		251,235
TOTAL HEALTH CARE		967,662
INDUSTRIALS - 5.4%
Air Freight & Logistics - 2.5%
FedEx Corp.	1,223,550	100,184
Ryder System, Inc.	190,300	8,164
United Parcel Service, Inc. Class B	187,100	13,464
Yamato Transport Co. Ltd.	952,000	15,180
		136,992
Airlines - 0.1%
JetBlue Airways Corp. (a)	239,054	5,692
Commercial Services & Supplies - 2.1%
Adecco SA sponsored ADR	473,700	5,490
Cintas Corp.	289,900	12,164
Corinthian Colleges, Inc. (a)	186,400	3,489
Hudson Highland Group, Inc. (a)	42,637	1,294
Monster Worldwide, Inc. (a)	568,500	12,558
Republic Services, Inc.	282,600	8,082
Robert Half International, Inc.	1,819,730	50,625
Waste Management, Inc.	747,200	21,026
		114,728
Electrical Equipment - 0.3%
Energy Conversion Devices, Inc. (a)	1,259,566	12,583
Energy Conversion Devices, Inc. warrants 10/31/06 (a)(e)	1,259,566	3,354
		15,937
Machinery - 0.4%
Caterpillar, Inc.	190,130	13,973
THK Co. Ltd.	275,100	4,433
		18,406
TOTAL INDUSTRIALS		291,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 4.2%
Alcatel SA sponsored ADR (a)	950,300	$ 12,297
Avaya, Inc. (a)	474,000	6,944
Belden CDT, Inc. (a)	375,000	7,294
Cisco Systems, Inc. (a)	2,213,700	46,178
Comverse Technology, Inc. (a)	322,900	5,509
Juniper Networks, Inc. (a)	1,093,800	25,114
Lucent Technologies, Inc. (a)	34,789	106
Motorola, Inc.	814,800	12,980
Nokia Corp. sponsored ADR	1,462,300	16,992
Research in Motion Ltd. (a)	1,494,300	92,407
		225,821
Computers & Peripherals - 5.0%
Dell, Inc. (a)	2,729,200	96,805
Diebold, Inc.	47,500	2,190
EMC Corp. (a)	6,078,400	66,680
Hewlett-Packard Co.	93,500	1,884
Seagate Technology	8,403,940	96,393
Sun Microsystems, Inc. (a)	946,700	3,739
		267,691
Electronic Equipment & Instruments - 2.4%
Amphenol Corp. Class A (a)	1,045,900	32,873
Celestica, Inc. (sub. vtg.) (a)	93,400	1,592
Flextronics International Ltd. (a)	285,200	3,585
Hirose Electric Co. Ltd.	95,000	9,227
Molex, Inc.	1,713,144	49,613
Nichicon Corp.	966,800	11,364
Solectron Corp. (a)	934,100	5,138
Tech Data Corp. (a)	57,100	2,139
Vishay Intertechnology, Inc. (a)	1,040,940	16,135
		131,666
Internet Software & Services - 1.5%
Homestore, Inc. (a)	2,548,560	8,984
Yahoo Japan Corp. (a)	4,759	37,834
Yahoo!, Inc. (a)	1,046,880	32,244
		79,062
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	93,400	4,847
Ceridian Corp. (a)	933,400	16,801
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
DST Systems, Inc. (a)	187,100	$ 8,524
Pegasus Solutions, Inc. (a)	235,304	3,068
		33,240
Semiconductors & Semiconductor Equipment - 8.3%
Agere Systems, Inc.:
Class A (a)	375	0
Class B (a)	942,003	1,064
Altera Corp. (a)	3,805,900	79,239
Analog Devices, Inc.	660,900	26,238
ASML Holding NV (NY Shares) (a)	300,000	4,263
Intel Corp.	165,380	4,032
Intersil Corp. Class A	657,700	12,082
KLA-Tencor Corp. (a)	2,155,090	88,811
Marvell Technology Group Ltd. (a)	186,800	4,337
Microchip Technology, Inc.	189,600	5,493
Micron Technology, Inc. (a)	513,500	6,948
Novellus Systems, Inc. (a)	113,800	3,073
Samsung Electronics Co. Ltd.	246,500	88,119
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	406,604	2,895
Teradyne, Inc. (a)	5,284,830	90,371
Texas Instruments, Inc.	945,100	20,159
Xilinx, Inc.	376,500	11,080
		448,204
Software - 3.5%
BEA Systems, Inc. (a)	4,340,195	28,168
BMC Software, Inc. (a)	189,600	2,973
Microsoft Corp.	4,831,900	137,516
Nippon System Development Co. Ltd.	125,000	2,299
Oracle Corp. (a)	1,958,400	20,583
		191,539
TOTAL INFORMATION TECHNOLOGY		1,377,223
MATERIALS - 5.2%
Chemicals - 1.7%
BOC Group PLC	46,600	800
Dow Chemical Co.	1,229,250	49,035
Lyondell Chemical Co.	1,617,200	29,401
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	213,700	$ 8,956
Praxair, Inc.	100,000	3,945
		92,137
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	300,000	13,125
Containers & Packaging - 0.3%
Pactiv Corp. (a)	589,800	13,907
Sealed Air Corp. (a)	94,800	4,497
		18,404
Metals & Mining - 2.9%
Alcan, Inc.	54,410	2,152
Alcoa, Inc.	966,300	30,951
Inco Ltd. (a)	855,520	28,370
Newmont Mining Corp.	580,300	23,485
Nucor Corp.	284,200	23,773
Peabody Energy Corp.	284,900	16,006
Phelps Dodge Corp.	380,100	29,625
		154,362
TOTAL MATERIALS		278,028
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.7%
Philippine Long Distance Telephone Co. sponsored ADR (a)	285,200	6,391
PT Indosat Tbk sponsored ADR	285,400	6,539
SBC Communications, Inc.	5,362,500	135,886
		148,816
Wireless Telecommunication Services - 3.2%
KDDI Corp.	23,702	121,286
Nextel Communications, Inc. Class A (a)	2,103,200	47,869
NTT DoCoMo, Inc.	1,355	2,364
		171,519
TOTAL TELECOMMUNICATION SERVICES		320,335
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	100,000	$ 5,128
TOTAL COMMON STOCKS (Cost $5,043,013)		5,363,023
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	15,100	6
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares)	9,100	64
TOTAL PREFERRED STOCKS (Cost $388)		70
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.33% (b)	66,063,362	66,063
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	49,962,315	49,962
TOTAL MONEY MARKET FUNDS (Cost $116,025)		116,025
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,159,426)		5,479,118
NET OTHER ASSETS - (1.3)%		(70,600)
NET ASSETS - 100%		$ 5,408,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,360,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Energy Conversion Devices, Inc. warrants 10/31/06	11/6/03 - 11/13/03	$ 157
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New York Mortgage Trust, Inc.	$ -	$ 11,980	$ -	$ -	$ 11,639
Total	$ -	$ 11,980	$ -	$ -	$ 11,639
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,165,374,000. Net unrealized appreciation aggregated $313,744,000, of which $698,424,000 related to appreciated investment securities and $384,680,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

July 31, 2004

1.804877.100
SCS-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 3.0%
Keystone Automotive Industries, Inc. (a)	538,136	$ 15,197
LKQ Corp.	327,900	5,827
Midas, Inc. (a)	132,900	2,372
Tenneco Automotive, Inc. (a)	329,100	4,578
		27,974
Distributors - 0.3%
Advanced Marketing Services, Inc.	253,900	2,877
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	450,300	9,681
Ambassadors Group, Inc.	185,634	4,938
Buca, Inc. (a)	264,649	1,374
Penn National Gaming, Inc. (a)	157,867	5,683
		21,676
Household Durables - 1.9%
Jarden Corp. (a)	359,850	13,005
Yankee Candle Co., Inc. (a)	167,600	4,864
		17,869
Internet & Catalog Retail - 0.1%
Orbitz, Inc. Class A	56,600	980
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)	163,320	5,128
Specialty Retail - 7.7%
Aeropostale, Inc. (a)	250,500	7,635
Asbury Automotive Group, Inc. (a)	304,800	4,154
Big 5 Sporting Goods Corp. (a)	438,023	9,361
Group 1 Automotive, Inc. (a)	74,561	2,217
Kirkland's, Inc. (a)	56,011	589
Lithia Motors, Inc. Class A	186,700	4,361
Pomeroy IT Solutions, Inc.	139,830	1,605
Regis Corp.	187,637	7,723
Sonic Automotive, Inc. Class A	192,800	4,309
The Pep Boys - Manny, Moe & Jack	513,100	10,621
United Auto Group, Inc.	515,800	14,154
Whitehall Jewellers, Inc. (a)(d)	715,800	5,404
		72,133
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 1.4%
Skechers U.S.A., Inc. Class A (a)	374,900	$ 5,155
Warnaco Group, Inc. (a)	400,700	7,573
		12,728
TOTAL CONSUMER DISCRETIONARY		161,365
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	624,683	14,561
Rite Aid Corp. (a)	1,905,674	9,357
		23,918
Food Products - 0.3%
Interstate Bakeries Corp.	288,250	2,833
TOTAL CONSUMER STAPLES		26,751
ENERGY - 5.3%
Energy Equipment & Services - 2.9%
Hydril Co. (a)	157,600	5,618
Oceaneering International, Inc. (a)	148,600	4,914
Oil States International, Inc. (a)	347,000	5,712
Unit Corp. (a)	159,600	5,147
Varco International, Inc. (a)	228,400	5,520
		26,911
Oil & Gas - 2.4%
Encore Acquisition Co. (a)	159,500	4,700
Evergreen Resources, Inc. (a)	89,000	3,642
Patina Oil & Gas Corp.	164,600	4,854
Petroleum Development Corp. (a)	199,400	5,306
World Fuel Services Corp.	107,700	4,093
		22,595
TOTAL ENERGY		49,506
FINANCIALS - 20.2%
Capital Markets - 0.5%
Waddell & Reed Financial, Inc. Class A	217,000	4,214
Commercial Banks - 3.7%
Center Financial Corp., California	237,800	3,600
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	307,605	$ 8,921
Nara Bancorp, Inc.	685,800	12,262
Prosperity Bancshares, Inc.	106,496	2,580
Umpqua Holdings Corp.	225,900	5,108
Wilshire State Bank, California (a)	80,000	2,193
		34,664
Consumer Finance - 0.8%
Student Loan Corp.	55,500	7,784
Insurance - 10.2%
Berkshire Hathaway, Inc. Class A (a)	151	13,175
Fidelity National Financial, Inc.	510,300	18,498
HCC Insurance Holdings, Inc.	139,800	4,236
Hilb Rogal & Hobbs Co.	138,000	4,635
IPC Holdings Ltd.	115,886	4,346
Montpelier Re Holdings Ltd.	277,879	9,831
Philadelphia Consolidated Holding Corp. (a)	304,216	16,631
Reinsurance Group of America, Inc.	117,700	4,690
StanCorp Financial Group, Inc.	115,400	8,113
Triad Guaranty, Inc. (a)	105,000	5,712
USI Holdings Corp. (a)	358,610	5,021
		94,888
Thrifts & Mortgage Finance - 5.0%
Bank Mutual Corp.	734,061	8,280
Farmer Mac Class C (non-vtg.) (a)	397,700	7,298
Harbor Florida Bancshares, Inc.	162,557	4,680
KNBT Bancorp, Inc.	235,860	3,833
NetBank, Inc.	445,200	4,781
Provident Financial Services, Inc.	329,993	5,824
Rainier Pacific Financial Group, Inc. (d)	463,342	7,761
W Holding Co., Inc.	282,686	4,664
		47,121
TOTAL FINANCIALS		188,671
HEALTH CARE - 14.8%
Biotechnology - 0.6%
Connetics Corp. (a)	208,200	5,732
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Fisher Scientific International, Inc. (a)	463,881	$ 26,998
Nutraceutical International Corp. (a)	382,500	5,389
		32,387
Health Care Providers & Services - 10.2%
Centene Corp. (a)	334,400	13,042
Corvel Corp. (a)	187,059	4,792
Coventry Health Care, Inc. (a)	296,924	15,176
Hanger Orthopedic Group, Inc. (a)	769,516	7,772
Mariner Health Care, Inc. (a)	339,100	9,325
Molina Healthcare, Inc.	302,300	10,030
Omnicare, Inc.	604,728	17,096
Per-Se Technologies, Inc. (a)	120,500	1,693
Renal Care Group, Inc. (a)	533,763	17,006
		95,932
Pharmaceuticals - 0.5%
InKine Pharmaceutical, Inc. (a)	1,081,200	4,487
TOTAL HEALTH CARE		138,538
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc. (a)	229,700	14,462
DRS Technologies, Inc. (a)	162,000	5,787
SI International, Inc. (a)	312,100	5,555
		25,804
Air Freight & Logistics - 0.7%
Pacer International, Inc. (a)	395,777	6,247
Airlines - 1.5%
ExpressJet Holdings, Inc. Class A (a)	651,200	7,098
Pinnacle Airlines Corp.	679,000	6,797
		13,895
Building Products - 0.3%
Quixote Corp.	143,873	2,762
Commercial Services & Supplies - 7.0%
Corrections Corp. of America (a)	1,341,319	50,572
The Geo Group, Inc. (a)(d)	551,300	10,144
Waste Connections, Inc. (a)	163,500	4,719
		65,435
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV	311,200	$ 9,084
Jacobs Engineering Group, Inc. (a)	187,100	7,480
URS Corp. (a)	144,200	3,482
		20,046
TOTAL INDUSTRIALS		134,189
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.7%
Black Box Corp.	180,733	6,868
Computers & Peripherals - 0.4%
Dot Hill Systems Corp. (a)	488,382	4,054
Electronic Equipment & Instruments - 1.5%
Ingram Micro, Inc. Class A (a)	75,900	1,082
Measurement Specialties, Inc. (a)	504,000	10,821
NU Horizons Electronics Corp. (a)	213,218	1,642
Planar Systems, Inc. (a)	33,900	468
		14,013
Internet Software & Services - 2.9%
Bankrate, Inc. (a)	194,400	1,687
EarthLink, Inc. (a)	94,436	932
Homestore, Inc. (a)	1,092,103	3,850
j2 Global Communications, Inc. (a)	348,600	8,893
Marketwatch.com, Inc. (a)	135,501	1,400
Websense, Inc. (a)	277,007	10,579
		27,341
IT Services - 6.5%
Affiliated Computer Services, Inc. Class A (a)	424,726	22,043
Anteon International Corp. (a)	127,700	3,977
Certegy, Inc.	164,700	6,244
Computer Sciences Corp. (a)	258,500	12,214
CSG Systems International, Inc. (a)	75,436	1,237
DST Systems, Inc. (a)	102,600	4,674
The BISYS Group, Inc. (a)	710,500	9,698
Tier Technologies, Inc. Class B (a)	81,323	671
		60,758
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.6%
DSP Group, Inc. (a)	35,400	$ 698
Intersil Corp. Class A	236,100	4,337
		5,035
Software - 1.1%
Blackbaud, Inc.	72,600	653
Dynamics Research Corp. (a)	121,610	2,092
Moldflow Corp. (a)	70,952	774
Pervasive Software, Inc. (a)	575,568	3,517
TALX Corp.	152,158	3,366
		10,402
TOTAL INFORMATION TECHNOLOGY		128,471
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Alamosa Holdings, Inc. (a)	10,300	79
NII Holdings, Inc. (a)	347,853	13,225
		13,304
TOTAL COMMON STOCKS (Cost $703,386)		840,795
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 1.33% (b)	89,172,183	89,172
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	17,623,150	17,623
TOTAL MONEY MARKET FUNDS (Cost $106,795)		106,795
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $810,181)		947,590
NET OTHER ASSETS - (1.3)%		(11,730)
NET ASSETS - 100%		$ 935,860
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
(Amounts in thousands)
Rainier Pacific Financial Group, Inc.	$ 7,807	$ 9	$ -	$ 46	$ 7,761
The Geo Group, Inc.	12,654	156	1,253	-	10,144
Whitehall Jewellers, Inc.	3,675	3,583	-	-	5,404
Total	$ 24,136	$ 3,748	$ 1,253	$ 46	$ 23,309
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $812,101,000. Net unrealized appreciation aggregated $135,489,000, of which $169,517,000 related to appreciated investment securities and $34,028,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

July 31, 2004

1.804827.100
FSS-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 1.6%
Hilton Hotels Corp.	160,000	$ 2,853
Mandalay Resort Group	10,500	709
Marriott International, Inc. Class A	40,400	1,972
McDonald's Corp.	114,900	3,160
Multimedia Games, Inc. (a)	18,900	358
Outback Steakhouse, Inc.	1,000	41
Sonic Corp. (a)	45,000	1,035
Wendy's International, Inc.	63,060	2,256
Yum! Brands, Inc.	10,000	384
		12,768
Household Durables - 0.3%
Beazer Homes USA, Inc.	12,630	1,180
Black & Decker Corp.	15,810	1,105
		2,285
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	22,420	873
eBay, Inc. (a)	21,040	1,648
IAC/InterActiveCorp (a)	49,120	1,341
		3,862
Media - 5.2%
Cablevision Systems Corp. - NY Group Class A (a)	40,400	706
Clear Channel Communications, Inc.	83,160	2,969
Comcast Corp. Class A (special) (a)	26,250	704
E.W. Scripps Co. Class A	11,990	1,228
EchoStar Communications Corp. Class A (a)	29,500	818
Fox Entertainment Group, Inc. Class A (a)	120,000	3,244
Gannett Co., Inc.	33,760	2,807
Lamar Advertising Co. Class A (a)	47,800	1,922
Liberty Media Corp. Class A (a)	195,000	1,654
Liberty Media International, Inc.:
Class A (a)	9,750	304
Class A rights 8/23/04 (a)	1,950	12
Meredith Corp.	41,700	2,205
News Corp. Ltd.:
ADR	55,000	1,865
sponsored ADR	35,000	1,112
Scholastic Corp. (a)	38,700	1,065
Time Warner, Inc. (a)	356,360	5,933
Univision Communications, Inc. Class A (a)	45,000	1,304
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	195,920	$ 6,581
Walt Disney Co.	177,900	4,108
		40,541
Multiline Retail - 0.9%
Kohl's Corp. (a)	47,400	2,169
Target Corp.	112,140	4,889
		7,058
Specialty Retail - 1.9%
Best Buy Co., Inc.	69,100	3,328
Home Depot, Inc.	288,900	9,742
Staples, Inc.	45,450	1,313
		14,383
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	46,900	1,697
NIKE, Inc. Class B	28,050	2,040
		3,737
TOTAL CONSUMER DISCRETIONARY		84,634
CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Anheuser-Busch Companies, Inc.	52,670	2,734
PepsiCo, Inc.	84,300	4,215
The Coca-Cola Co.	45,530	1,997
		8,946
Food & Staples Retailing - 2.4%
CVS Corp.	52,400	2,194
Safeway, Inc. (a)	39,200	828
Sysco Corp.	1,000	34
United Natural Foods, Inc. (a)	100	2
Wal-Mart Stores, Inc.	297,680	15,780
		18,838
Food Products - 0.1%
General Mills, Inc.	10,000	449
Household Products - 2.5%
Colgate-Palmolive Co.	100,750	5,360
Procter & Gamble Co.	277,900	14,492
		19,852
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Avon Products, Inc.	70,000	$ 3,011
Gillette Co.	45,000	1,754
		4,765
Tobacco - 0.5%
Altria Group, Inc.	78,480	3,736
TOTAL CONSUMER STAPLES		56,586
ENERGY - 6.8%
Energy Equipment & Services - 2.8%
BJ Services Co. (a)	71,000	3,526
ENSCO International, Inc.	60,000	1,807
Halliburton Co.	45,000	1,429
Nabors Industries Ltd. (a)	22,100	1,028
Noble Corp. (a)	50,000	1,936
Schlumberger Ltd. (NY Shares)	74,960	4,821
Smith International, Inc. (a)	86,100	5,018
Weatherford International Ltd. (a)	56,100	2,624
		22,189
Oil & Gas - 4.0%
Apache Corp.	20,800	968
Burlington Resources, Inc.	69,800	2,664
Exxon Mobil Corp.	521,970	24,167
Valero Energy Corp.	41,970	3,144
		30,943
TOTAL ENERGY		53,132
FINANCIALS - 18.7%
Capital Markets - 3.0%
Bank of New York Co., Inc.	10,000	287
Charles Schwab Corp.	267,500	2,349
E*TRADE Financial Corp. (a)	185,700	2,056
Lehman Brothers Holdings, Inc.	10,000	701
Merrill Lynch & Co., Inc.	189,050	9,400
Morgan Stanley	168,800	8,327
		23,120
Commercial Banks - 4.3%
Bank of America Corp.	179,900	15,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	200	$ 10
Huntington Bancshares, Inc.	40,000	978
SunTrust Banks, Inc.	67,140	4,428
Wachovia Corp.	30,200	1,338
Wells Fargo & Co.	205,700	11,809
		33,856
Consumer Finance - 2.1%
American Express Co.	163,900	8,236
MBNA Corp.	279,981	6,913
SLM Corp.	24,000	910
		16,059
Diversified Financial Services - 4.2%
Citigroup, Inc.	579,466	25,549
J.P. Morgan Chase & Co.	190,110	7,097
		32,646
Insurance - 4.1%
ACE Ltd.	17,600	714
AFLAC, Inc.	46,800	1,855
American International Group, Inc.	264,630	18,696
Everest Re Group Ltd.	32,980	2,423
Hartford Financial Services Group, Inc.	33,600	2,187
Marsh & McLennan Companies, Inc.	59,290	2,631
MetLife, Inc.	30,000	1,070
The Chubb Corp.	18,640	1,282
W.R. Berkley Corp.	10,270	420
XL Capital Ltd. Class A	15,020	1,062
		32,340
Real Estate - 0.2%
Apartment Investment & Management Co. Class A	47,900	1,531
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	20,288	1,463
Fannie Mae	32,100	2,278
MGIC Investment Corp.	300	21
Sovereign Bancorp, Inc.	112,300	2,445
		6,207
TOTAL FINANCIALS		145,759
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.3%
Biotechnology - 2.0%
Amgen, Inc. (a)	70,190	$ 3,992
Biogen Idec, Inc. (a)	41,280	2,477
Cephalon, Inc. (a)	33,000	1,667
Charles River Laboratories International, Inc. (a)	23,870	1,076
Genentech, Inc. (a)	66,760	3,250
Invitrogen Corp. (a)	27,670	1,452
Millennium Pharmaceuticals, Inc. (a)	100,000	1,112
OSI Pharmaceuticals, Inc. (a)	100	6
Protein Design Labs, Inc. (a)	55,000	891
		15,923
Health Care Equipment & Supplies - 2.4%
Apogent Technologies, Inc. (a)	30,000	975
Baxter International, Inc.	19,400	583
Becton, Dickinson & Co.	15,000	708
Biomet, Inc.	3,900	172
Boston Scientific Corp. (a)	53,370	2,042
C.R. Bard, Inc.	4,300	237
Dade Behring Holdings, Inc. (a)	30,000	1,491
Guidant Corp.	31,930	1,766
Kensey Nash Corp. (a)	13,500	382
Medtronic, Inc.	141,300	7,018
St. Jude Medical, Inc. (a)	46,150	3,144
Thermo Electron Corp. (a)	1,370	35
		18,553
Health Care Providers & Services - 2.0%
American Healthways, Inc. (a)	120,280	3,275
Cardinal Health, Inc.	23,770	1,058
Caremark Rx, Inc. (a)	25,000	763
Inveresk Research Group, Inc. (a)	55,000	1,997
PacifiCare Health Systems, Inc. (a)	14,600	446
Tenet Healthcare Corp. (a)	69,000	771
UnitedHealth Group, Inc.	115,400	7,259
		15,569
Pharmaceuticals - 6.9%
Abbott Laboratories	47,240	1,859
Barr Pharmaceuticals, Inc. (a)	35,000	1,202
Bristol-Myers Squibb Co.	6,300	144
Elan Corp. PLC sponsored ADR (a)	59,600	1,225
Eli Lilly & Co.	44,200	2,816
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	200	$ 10
Johnson & Johnson	225,010	12,436
Merck & Co., Inc.	96,500	4,376
Pfizer, Inc.	705,340	22,543
Schering-Plough Corp.	135,300	2,633
Wyeth	122,300	4,329
		53,573
TOTAL HEALTH CARE		103,618
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.5%
Aviall, Inc. (a)	56,000	1,123
EDO Corp.	42,200	999
Goodrich Corp.	78,000	2,522
Honeywell International, Inc.	214,090	8,052
Lockheed Martin Corp.	79,950	4,237
The Boeing Co.	106,030	5,381
United Technologies Corp.	54,460	5,092
		27,406
Air Freight & Logistics - 0.7%
CNF, Inc.	25,000	1,032
FedEx Corp.	49,300	4,037
		5,069
Airlines - 0.3%
Southwest Airlines Co.	144,900	2,097
Building Products - 0.2%
American Standard Companies, Inc. (a)	21,600	818
Jacuzzi Brands, Inc. (a)	85,000	656
		1,474
Commercial Services & Supplies - 1.2%
Cendant Corp.	130,410	2,984
Herman Miller, Inc.	70,000	1,876
Monster Worldwide, Inc. (a)	72,700	1,606
Robert Half International, Inc.	95,000	2,643
		9,109
Construction & Engineering - 0.0%
Granite Construction, Inc.	3,300	59
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Emerson Electric Co.	15,000	$ 911
Industrial Conglomerates - 3.3%
3M Co.	86,550	7,128
General Electric Co.	366,700	12,193
Tyco International Ltd.	201,680	6,252
		25,573
Machinery - 0.7%
Deere & Co.	27,700	1,740
Ingersoll-Rand Co. Ltd. Class A	100	7
Navistar International Corp. (a)	100,000	3,595
Timken Co.	15,520	386
		5,728
Road & Rail - 0.3%
Union Pacific Corp.	40,480	2,281
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	20,000	1,059
TOTAL INDUSTRIALS		80,766
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 3.6%
Avaya, Inc. (a)	56,130	822
CIENA Corp. (a)	60,000	169
Cisco Systems, Inc. (a)	601,440	12,546
Comverse Technology, Inc. (a)	58,900	1,005
Corning, Inc. (a)	160,860	1,988
Juniper Networks, Inc. (a)	86,600	1,988
Lucent Technologies, Inc. (a)	382,400	1,166
Motorola, Inc.	246,740	3,931
NMS Communications Corp. (a)	19,000	113
QUALCOMM, Inc.	63,000	4,352
Research in Motion Ltd. (a)	600	37
		28,117
Computers & Peripherals - 2.9%
Applied Films Corp. (a)	24,270	453
Concurrent Computer Corp. (a)	135,000	221
Dell, Inc. (a)	387,100	13,730
Diebold, Inc.	51,900	2,393
EMC Corp. (a)	331,000	3,631
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	89,000	$ 1,793
Lexmark International, Inc. Class A (a)	1,720	152
Western Digital Corp. (a)	34,800	244
		22,617
Electronic Equipment & Instruments - 0.3%
AU Optronics Corp. sponsored ADR	100	1
Solectron Corp. (a)	496,600	2,731
Symbol Technologies, Inc.	8,700	114
		2,846
Internet Software & Services - 0.3%
Homestore, Inc. (a)	175,000	617
Yahoo!, Inc. (a)	49,300	1,518
		2,135
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	40,000	2,076
Computer Sciences Corp. (a)	29,400	1,389
CSG Systems International, Inc. (a)	32,500	533
First Data Corp.	75,100	3,350
Paychex, Inc.	133,780	4,108
		11,456
Semiconductors & Semiconductor Equipment - 3.9%
Agere Systems, Inc. Class B (a)	1,089,046	1,231
Altera Corp. (a)	83,000	1,728
Amkor Technology, Inc. (a)	400	2
Analog Devices, Inc.	61,900	2,457
Freescale Semiconductor, Inc. Class A	150,000	2,108
Integrated Circuit Systems, Inc. (a)	32,300	773
Intel Corp.	564,640	13,766
Intersil Corp. Class A	69,400	1,275
KLA-Tencor Corp. (a)	19,560	806
Kopin Corp. (a)	125,800	482
Lam Research Corp. (a)	60,500	1,443
Linear Technology Corp.	23,740	928
National Semiconductor Corp. (a)	109,100	1,871
Teradyne, Inc. (a)	80,000	1,368
		30,238
Software - 7.3%
BEA Systems, Inc. (a)	50,000	325
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	132,490	$ 1,785
Intuit, Inc. (a)	48,520	1,817
Microsoft Corp.	1,551,200	44,141
Oracle Corp. (a)	388,350	4,082
PeopleSoft, Inc. (a)	15,000	270
Reynolds & Reynolds Co. Class A	29,900	661
Siebel Systems, Inc. (a)	98,800	796
VERITAS Software Corp. (a)	145,150	2,767
		56,644
TOTAL INFORMATION TECHNOLOGY		154,053
MATERIALS - 4.4%
Chemicals - 2.4%
Dow Chemical Co.	203,090	8,101
Ecolab, Inc.	28,000	854
Lyondell Chemical Co.	73,900	1,344
Millennium Chemicals, Inc.	148,000	2,612
Olin Corp.	13,200	228
PolyOne Corp. (a)	67,596	489
Praxair, Inc.	130,200	5,136
		18,764
Containers & Packaging - 0.3%
Pactiv Corp. (a)	86,600	2,042
Metals & Mining - 1.1%
Alcoa, Inc.	131,400	4,209
Newmont Mining Corp.	65,000	2,631
Peabody Energy Corp.	37,900	2,129
		8,969
Paper & Forest Products - 0.6%
Bowater, Inc.	29,500	1,100
International Paper Co.	86,300	3,731
		4,831
TOTAL MATERIALS		34,606
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
Qwest Communications International, Inc. (a)	380,200	1,479
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	374,300	$ 9,485
Verizon Communications, Inc.	196,960	7,591
		18,555
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc. (a)	247,100	3,568
Nextel Communications, Inc. Class A (a)	166,130	3,781
		7,349
TOTAL TELECOMMUNICATION SERVICES		25,904
UTILITIES - 0.2%
Electric Utilities - 0.1%
TXU Corp.	20,000	793
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	79,700	769
TOTAL UTILITIES		1,562
TOTAL COMMON STOCKS (Cost $734,366)		740,620
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.33% (b) (Cost $37,586)	37,586,332	37,586
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $771,952)		778,206
NET OTHER ASSETS - 0.1%		1,084
NET ASSETS - 100%		$ 779,290
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $793,817,000. Net unrealized depreciation aggregated $15,611,000, of which $43,322,000 related to appreciated investment securities and $58,933,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2004

1.804874.100
TQG-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 3.6%
Caesars Entertainment, Inc. (a)	89,000	$ 1,310,970
Household Durables - 1.6%
D.R. Horton, Inc.	20,800	574,704
Multiline Retail - 3.5%
Federated Department Stores, Inc.	18,500	886,520
JCPenney Co., Inc.	9,800	392,000
		1,278,520
Specialty Retail - 2.5%
American Eagle Outfitters, Inc. (a)	25,500	835,635
Staples, Inc.	2,800	80,864
		916,499
TOTAL CONSUMER DISCRETIONARY		4,080,693
CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	19,900	809,134
Wal-Mart Stores, Inc.	5,200	275,652
		1,084,786
Food Products - 3.1%
Bunge Ltd.	17,300	694,249
Corn Products International, Inc.	10,000	431,200
		1,125,449
Personal Products - 2.9%
Estee Lauder Companies, Inc. Class A	24,700	1,084,330
TOTAL CONSUMER STAPLES		3,294,565
ENERGY - 7.5%
Oil & Gas - 7.5%
Exxon Mobil Corp.	10,500	486,150
Newfield Exploration Co. (a)	8,200	484,374
Overseas Shipholding Group, Inc.	14,100	633,231
Tesoro Petroleum Corp. (a)	23,100	669,900
Valero Energy Corp.	6,400	479,488
		2,753,143
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.2%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	2,500	$ 220,475
Knight Trading Group, Inc. (a)	26,200	222,962
		443,437
Commercial Banks - 1.8%
Wachovia Corp.	14,700	651,357
Consumer Finance - 3.0%
Capital One Financial Corp.	14,400	998,208
MBNA Corp.	3,600	88,884
		1,087,092
Diversified Financial Services - 0.7%
Citigroup, Inc.	6,000	264,540
Insurance - 11.5%
ACE Ltd.	36,200	1,469,358
Allstate Corp.	7,900	371,932
AMBAC Financial Group, Inc.	7,900	561,769
American International Group, Inc.	1,600	113,040
Fidelity National Financial, Inc.	21,047	762,954
PartnerRe Ltd.	9,100	476,021
Torchmark Corp.	2,300	120,244
W.R. Berkley Corp.	8,100	331,614
		4,206,932
Thrifts & Mortgage Finance - 3.0%
Countrywide Financial Corp.	15,214	1,096,929
TOTAL FINANCIALS		7,750,287
HEALTH CARE - 12.6%
Biotechnology - 1.7%
ImClone Systems, Inc. (a)	10,700	630,444
Health Care Equipment & Supplies - 1.6%
Dade Behring Holdings, Inc. (a)	11,500	571,435
Health Care Providers & Services - 8.0%
Apria Healthcare Group, Inc. (a)	14,200	416,770
Coventry Health Care, Inc. (a)	24,800	1,267,528
PacifiCare Health Systems, Inc. (a)	9,900	302,643
Pediatrix Medical Group, Inc. (a)	1,600	101,184
Sierra Health Services, Inc. (a)	8,400	371,280
U.S. Oncology, Inc. (a)	30,800	457,996
		2,917,401
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc. (a)	7,900	$ 151,680
Pfizer, Inc.	10,600	338,776
		490,456
TOTAL HEALTH CARE		4,609,736
INDUSTRIALS - 9.0%
Building Products - 1.1%
Masco Corp.	13,300	402,192
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	7,100	157,975
Industrial Conglomerates - 1.8%
General Electric Co.	19,200	638,400
Machinery - 5.7%
Cummins, Inc.	10,800	749,844
Joy Global, Inc.	17,500	519,575
Oshkosh Truck Co.	12,000	635,640
Reliance Steel & Aluminum Co.	4,900	195,118
		2,100,177
TOTAL INDUSTRIALS		3,298,744
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 2.2%
Avaya, Inc. (a)	11,200	164,080
Motorola, Inc.	40,300	641,979
		806,059
Electronic Equipment & Instruments - 3.2%
Arrow Electronics, Inc. (a)	16,500	390,390
Avnet, Inc. (a)	39,600	769,032
		1,159,422
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	43,800	653,934
EarthLink, Inc. (a)	28,100	277,347
		931,281
IT Services - 0.9%
DST Systems, Inc. (a)	7,500	341,700
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	3,400	$ 82,892
National Semiconductor Corp. (a)	53,700	920,955
		1,003,847
Software - 1.2%
Microsoft Corp.	15,500	441,130
TOTAL INFORMATION TECHNOLOGY		4,683,439
MATERIALS - 3.5%
Metals & Mining - 3.5%
Phelps Dodge Corp.	16,600	1,293,804
TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
Nextel Communications, Inc. Class A (a)	21,800	496,168
Western Wireless Corp. Class A (a)	30,000	791,700
		1,287,868
UTILITIES - 3.1%
Multi-Utilities & Unregulated Power - 3.1%
AES Corp. (a)	115,800	1,117,470
TOTAL COMMON STOCKS (Cost $33,033,046)		34,169,749
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 1.33% (b) (Cost $2,417,426)	2,417,426	2,417,426
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $35,450,472)		36,587,175
NET OTHER ASSETS - 0.0%		13,033
NET ASSETS - 100%		$ 36,600,208
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $35,503,656. Net unrealized appreciation aggregated $1,083,519, of which $2,426,773 related to appreciated investment securities and $1,343,254 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2004

1.804820.100
FDE-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Lear Corp.	75,000	$ 4,135
LKQ Corp.	3,400	60
		4,195
Automobiles - 0.6%
Ford Motor Co.	900,000	13,248
General Motors Corp.	100,000	4,314
Harley-Davidson, Inc.	150,000	8,981
		26,543
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	851,600	27,541
Marriott International, Inc. Class A	150,000	7,320
McDonald's Corp.	520,100	14,303
		49,164
Household Durables - 1.6%
Black & Decker Corp.	150,000	10,487
Centex Corp.	300,000	12,726
Fortune Brands, Inc.	100,000	7,218
Lennar Corp.:
Class A	220,000	9,390
Class B	44,100	1,750
M.D.C. Holdings, Inc.	50,000	3,358
NVR, Inc. (a)	35,100	16,357
Ryland Group, Inc.	115,000	8,903
		70,189
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	300,000	11,676
Blue Nile, Inc.	700	20
		11,696
Media - 2.7%
Comcast Corp. Class A (a)	340,000	9,316
Getty Images, Inc. (a)	75,000	4,097
Time Warner, Inc. (a)	3,428,900	57,091
Viacom, Inc. Class B (non-vtg.)	584,800	19,643
Walt Disney Co.	1,144,300	26,422
		116,569
Multiline Retail - 1.0%
Federated Department Stores, Inc.	250,000	11,980
JCPenney Co., Inc.	200,000	8,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Neiman Marcus Group, Inc. Class A	40,000	$ 2,182
Nordstrom, Inc.	250,000	10,975
Saks, Inc.	75,000	979
Sears, Roebuck & Co.	200,000	7,336
		41,452
Specialty Retail - 4.2%
Advance Auto Parts, Inc. (a)	160,000	5,939
Aeropostale, Inc. (a)	240,000	7,315
American Eagle Outfitters, Inc. (a)	150,000	4,916
AnnTaylor Stores Corp. (a)	180,000	4,831
Barnes & Noble, Inc. (a)	150,000	5,157
Best Buy Co., Inc.	400,000	19,264
Cabela's, Inc. Class A	1,300	35
Chico's FAS, Inc. (a)	200,000	8,374
Circuit City Stores, Inc.	500,000	7,050
Claire's Stores, Inc.	200,000	4,610
Foot Locker, Inc.	225,000	5,063
Gander Mountain Co.	1,500	32
Gap, Inc.	250,000	5,675
Home Depot, Inc.	1,796,800	60,588
Limited Brands, Inc.	400,000	8,176
Pacific Sunwear of California, Inc. (a)	225,000	4,590
RadioShack Corp.	250,000	6,988
Staples, Inc.	350,000	10,108
The Pep Boys - Manny, Moe & Jack	60,000	1,242
Urban Outfitters, Inc. (a)	150,000	4,461
Zale Corp. (a)	150,000	4,071
		178,485
Textiles Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	350,000	14,977
Jones Apparel Group, Inc.	60,000	2,241
VF Corp.	75,000	3,751
		20,969
TOTAL CONSUMER DISCRETIONARY		519,262
CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	130,000	2,652
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	150,000	$ 4,178
PepsiCo, Inc.	635,600	31,780
The Coca-Cola Co.	745,300	32,689
		71,299
Food & Staples Retailing - 3.3%
Albertsons, Inc.	225,000	5,488
BJ's Wholesale Club, Inc. (a)	250,000	5,828
Costco Wholesale Corp.	750,000	30,495
CVS Corp.	400,000	16,748
SUPERVALU, Inc.	200,000	5,712
Wal-Mart Stores, Inc.	1,400,000	74,214
		138,485
Food Products - 0.8%
Archer-Daniels-Midland Co.	200,000	3,086
Bunge Ltd.	125,000	5,016
Hershey Foods Corp.	308,000	14,920
Kellogg Co.	200,000	8,332
Tyson Foods, Inc. Class A	225,000	4,289
		35,643
Household Products - 1.2%
Energizer Holdings, Inc. (a)	100,000	3,810
Procter & Gamble Co.	919,200	47,936
		51,746
Personal Products - 0.7%
Avon Products, Inc.	500,000	21,505
Gillette Co.	200,000	7,796
		29,301
Tobacco - 0.6%
Altria Group, Inc.	515,000	24,514
TOTAL CONSUMER STAPLES		350,988
ENERGY - 8.1%
Energy Equipment & Services - 0.1%
Maverick Tube Corp. (a)	75,000	2,163
Veritas DGC, Inc. (a)	60,000	1,478
		3,641
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - 8.0%
Amerada Hess Corp.	150,000	$ 12,503
Apache Corp.	462,500	21,520
Burlington Resources, Inc.	360,000	13,741
ChevronTexaco Corp.	628,000	60,068
ConocoPhillips	320,000	25,206
Exxon Mobil Corp.	2,761,900	127,855
Kinder Morgan, Inc.	269,300	16,161
Occidental Petroleum Corp.	250,000	12,318
OMI Corp.	100,000	1,455
Overseas Shipholding Group, Inc.	50,000	2,246
Sunoco, Inc.	125,000	8,521
Tesoro Petroleum Corp. (a)	200,000	5,800
Unocal Corp.	150,000	5,814
Valero Energy Corp.	200,000	14,984
XTO Energy, Inc.	333,332	9,967
		338,159
TOTAL ENERGY		341,800
FINANCIALS - 21.6%
Capital Markets - 4.0%
Bear Stearns Companies, Inc.	200,000	16,684
E*TRADE Financial Corp. (a)	600,000	6,642
Franklin Resources, Inc.	100,000	4,825
Goldman Sachs Group, Inc.	608,800	53,690
Greenhill & Co., Inc.	1,800	37
Investors Financial Services Corp.	75,000	3,426
Lehman Brothers Holdings, Inc.	150,000	10,515
Merrill Lynch & Co., Inc.	372,100	18,501
Morgan Stanley	1,097,000	54,115
		168,435
Commercial Banks - 5.2%
Bank of America Corp.	1,109,736	94,339
KeyCorp	200,000	6,036
National City Corp.	156,000	5,694
North Fork Bancorp, Inc., New York	100,000	3,905
Signature Bank, New York	1,000	25
SunTrust Banks, Inc.	120,000	7,914
UnionBanCal Corp.	77,681	4,509
Wachovia Corp.	1,003,500	44,465
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	939,100	$ 53,914
Zions Bancorp	26,700	1,615
		222,416
Consumer Finance - 1.5%
American Express Co.	592,700	29,783
AmeriCredit Corp. (a)	200,000	3,820
Capital One Financial Corp.	100,000	6,932
MBNA Corp.	820,100	20,248
Providian Financial Corp.	200,000	2,768
		63,551
Diversified Financial Services - 4.2%
CIT Group, Inc.	250,000	8,690
Citigroup, Inc.	2,403,800	105,984
J.P. Morgan Chase & Co.	1,688,756	63,041
		177,715
Insurance - 4.5%
Allmerica Financial Corp. (a)	45,000	1,341
Allstate Corp.	800,500	37,688
AMBAC Financial Group, Inc.	125,000	8,889
American International Group, Inc.	1,113,600	78,676
Everest Re Group Ltd.	127,800	9,391
Hartford Financial Services Group, Inc.	100,000	6,510
Lincoln National Corp.	125,000	5,463
MBIA, Inc.	191,850	10,356
ProCentury Corp.	4,900	48
Progressive Corp.	275,000	21,071
SAFECO Corp.	100,000	4,706
W.R. Berkley Corp.	120,000	4,913
		189,052
Thrifts & Mortgage Finance - 2.2%
Countrywide Financial Corp.	340,839	24,574
Doral Financial Corp.	136,800	5,369
Fannie Mae	167,700	11,900
Golden West Financial Corp., Delaware	300,000	32,073
MGIC Investment Corp.	100,000	7,100
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New Century Financial Corp.	150,000	$ 7,058
Sovereign Bancorp, Inc.	300,000	6,531
		94,605
TOTAL FINANCIALS		915,774
HEALTH CARE - 11.3%
Biotechnology - 1.4%
Amgen, Inc. (a)	340,000	19,339
Charles River Laboratories International, Inc. (a)	50,000	2,254
Cytokinetics, Inc.	2,800	23
Eyetech Pharmaceuticals, Inc.	1,800	67
Gen-Probe, Inc. (a)	150,000	5,613
Genentech, Inc. (a)	400,000	19,472
ImClone Systems, Inc. (a)	100,000	5,892
Invitrogen Corp. (a)	120,000	6,298
		58,958
Health Care Equipment & Supplies - 1.5%
Animas Corp.	1,200	18
Bausch & Lomb, Inc.	150,000	9,239
Boston Scientific Corp. (a)	850,000	32,521
C.R. Bard, Inc.	110,000	6,072
Kinetic Concepts, Inc.	4,600	207
Stryker Corp.	125,000	5,960
Zimmer Holdings, Inc. (a)	150,000	11,447
		65,464
Health Care Providers & Services - 3.2%
Aetna, Inc.	385,000	33,033
Anthem, Inc. (a)	42,480	3,503
Caremark Rx, Inc. (a)	380,652	11,610
CIGNA Corp.	150,000	9,302
Community Health Systems, Inc. (a)	75,000	1,846
Coventry Health Care, Inc. (a)	210,000	10,733
Pediatrix Medical Group, Inc. (a)	60,000	3,794
Sierra Health Services, Inc. (a)	75,000	3,315
Symbion, Inc.	1,600	27
UnitedHealth Group, Inc.	672,300	42,288
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc.	2,800	$ 55
WellPoint Health Networks, Inc. (a)	167,800	16,965
		136,471
Pharmaceuticals - 5.2%
Abbott Laboratories	231,500	9,110
Eli Lilly & Co.	216,900	13,821
Eon Labs, Inc. (a)	200,000	5,824
Johnson & Johnson	1,322,900	73,117
Merck & Co., Inc.	686,600	31,137
Pfizer, Inc.	2,583,200	82,559
Wyeth	110,000	3,894
		219,462
TOTAL HEALTH CARE		480,355
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc. (a)	150,000	9,444
Northrop Grumman Corp.	400,000	21,040
Rockwell Collins, Inc.	250,000	8,555
The Boeing Co.	502,000	25,477
United Defense Industries, Inc. (a)	50,000	1,733
United Technologies Corp.	295,000	27,583
		93,832
Air Freight & Logistics - 1.0%
CNF, Inc.	50,000	2,063
J.B. Hunt Transport Services, Inc.	150,000	5,762
Ryder System, Inc.	75,000	3,218
United Parcel Service, Inc. Class B	435,700	31,353
		42,396
Building Products - 0.2%
American Standard Companies, Inc. (a)	150,000	5,684
Masco Corp.	90,000	2,722
		8,406
Commercial Services & Supplies - 1.0%
Apollo Group, Inc. Class A (a)	287,094	23,987
Career Education Corp. (a)	125,000	4,226
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cendant Corp.	600,000	$ 13,728
Intersections, Inc.	1,000	15
		41,956
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	90,000	2,425
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	75,000	4,265
Industrial Conglomerates - 4.6%
3M Co.	467,300	38,487
General Electric Co.	3,400,000	113,050
Textron, Inc.	150,000	9,195
Tyco International Ltd.	1,150,000	35,650
		196,382
Machinery - 2.4%
Briggs & Stratton Corp.	30,000	2,505
Caterpillar, Inc.	280,000	20,577
Cummins, Inc.	80,000	5,554
Deere & Co.	325,000	20,413
Illinois Tool Works, Inc.	150,000	13,578
Ingersoll-Rand Co. Ltd. Class A	250,000	17,173
Oshkosh Truck Co.	30,000	1,589
PACCAR, Inc.	225,000	13,491
Parker Hannifin Corp.	125,000	7,173
		102,053
Road & Rail - 0.2%
Central Freight Lines, Inc.	11,700	89
Norfolk Southern Corp.	150,000	4,004
Yellow Roadway Corp. (a)	125,000	5,439
		9,532
Trading Companies & Distributors - 0.1%
Hughes Supply, Inc.	30,000	1,828
TOTAL INDUSTRIALS		503,075
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.3%
Adtran, Inc.	198,400	5,299
Avaya, Inc. (a)	500,000	7,325
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	2,673,500	$ 55,769
Comverse Technology, Inc. (a)	263,800	4,500
Juniper Networks, Inc. (a)	400,000	9,184
Motorola, Inc.	2,478,200	39,478
QUALCOMM, Inc.	709,100	48,985
Scientific-Atlanta, Inc.	300,000	9,225
SiRF Technology Holdings, Inc.	2,800	31
Tellabs, Inc. (a)	500,000	4,455
		184,251
Computers & Peripherals - 3.5%
Dell, Inc. (a)	1,162,200	41,223
EMC Corp. (a)	800,000	8,776
Hewlett-Packard Co.	1,328,800	26,775
International Business Machines Corp.	690,000	60,078
Lexmark International, Inc. Class A (a)	125,000	11,063
		147,915
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	120,000	2,857
Arrow Electronics, Inc. (a)	75,000	1,775
Avnet, Inc. (a)	150,000	2,913
Sanmina-SCI Corp. (a)	400,000	2,936
Tektronix, Inc.	75,000	2,280
		12,761
Internet Software & Services - 1.1%
InfoSpace, Inc. (a)	75,000	2,810
Kintera, Inc.	7,800	63
Yahoo!, Inc. (a)	1,400,000	43,120
		45,993
IT Services - 0.1%
Alliance Data Systems Corp. (a)	50,000	1,986
Office Electronics - 0.1%
Xerox Corp. (a)	350,000	4,851
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	300,000	3,747
Analog Devices, Inc.	150,000	5,955
Applied Materials, Inc. (a)	1,506,000	25,557
Broadcom Corp. Class A (a)	500,000	17,680
Credence Systems Corp. (a)	300,000	2,688
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	150,000	$ 1,715
Intel Corp.	2,545,000	62,047
Micron Technology, Inc. (a)	600,000	8,118
National Semiconductor Corp. (a)	500,000	8,575
Teradyne, Inc. (a)	250,000	4,275
Tessera Technologies, Inc.	1,800	31
Texas Instruments, Inc.	730,200	15,575
Xilinx, Inc.	230,000	6,769
		162,732
Software - 4.1%
Adobe Systems, Inc.	200,000	8,436
Autodesk, Inc.	200,000	8,040
Citrix Systems, Inc. (a)	480,000	8,458
Microsoft Corp.	4,281,200	121,843
Oracle Corp. (a)	1,450,100	15,241
Salesforce.com, Inc.	2,800	36
Symantec Corp. (a)	240,000	11,222
		173,276
TOTAL INFORMATION TECHNOLOGY		733,765
MATERIALS - 2.4%
Chemicals - 0.4%
FMC Corp. (a)	50,000	2,198
Monsanto Co.	300,000	10,878
OM Group, Inc. (a)	75,000	2,402
		15,478
Construction Materials - 0.1%
Eagle Materials, Inc.	6,648	439
Eagle Materials, Inc. Class B	22,352	1,453
		1,892
Containers & Packaging - 0.1%
Ball Corp.	80,375	5,801
Metals & Mining - 1.1%
International Steel Group, Inc.	4,100	134
Nucor Corp.	150,000	12,548
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Peabody Energy Corp.	100,000	$ 5,618
Phelps Dodge Corp.	350,000	27,279
		45,579
Paper & Forest Products - 0.7%
Georgia-Pacific Corp.	400,000	13,440
Louisiana-Pacific Corp.	350,000	8,288
Weyerhaeuser Co.	150,000	9,300
		31,028
TOTAL MATERIALS		99,778
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
CenturyTel, Inc.	200,000	6,198
SBC Communications, Inc.	1,009,600	25,583
Verizon Communications, Inc.	728,200	28,065
		59,846
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	1,250,000	28,450
Western Wireless Corp. Class A (a)	250,000	6,598
		35,048
TOTAL TELECOMMUNICATION SERVICES		94,894
UTILITIES - 1.4%
Electric Utilities - 1.3%
Edison International	250,000	6,700
Exelon Corp.	390,000	13,611
FirstEnergy Corp.	125,000	4,888
Northeast Utilities	75,000	1,403
PG&E Corp. (a)	130,000	3,710
PPL Corp.	150,000	6,953
Southern Co.	240,000	7,027
TXU Corp.	250,000	9,915
Xcel Energy, Inc.	200,000	3,420
		57,627
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
Constellation Energy Group, Inc.	100,000	$ 3,855
TOTAL UTILITIES		61,482
TOTAL COMMON STOCKS (Cost $3,649,364)		4,101,173
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.33% (b) (Cost $137,766)	137,765,635	137,766
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,787,130)		4,238,939
NET OTHER ASSETS - 0.1%		2,212
NET ASSETS - 100%		$ 4,241,151
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,788,222,000. Net unrealized appreciation aggregated $450,717,000, of which $651,739,000 related to appreciated investment securities and $201,022,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2004

1.804828.100
VAL-QTLY-0904

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.1%
Monaco Coach Corp.	315,150	$ 7,652
Hotels, Restaurants & Leisure - 3.4%
Brinker International, Inc. (a)	634,400	22,718
Caesars Entertainment, Inc. (a)	957,520	14,104
Carnival Corp. unit	200,000	9,322
Harrah's Entertainment, Inc.	380,000	17,666
Hilton Hotels Corp.	1,268,000	22,608
Mandalay Resort Group	483,500	32,636
Outback Steakhouse, Inc.	1,009,220	40,984
Royal Caribbean Cruises Ltd.	1,684,520	72,013
Wendy's International, Inc.	359,600	12,863
Yum! Brands, Inc.	839,920	32,245
		277,159
Household Durables - 0.7%
Jarden Corp. (a)	375,000	13,553
Leggett & Platt, Inc.	168,380	4,555
Newell Rubbermaid, Inc.	1,887,000	40,759
		58,867
Leisure Equipment & Products - 0.8%
Brunswick Corp.	1,165,700	45,497
K2, Inc. (a)	1,082,030	15,419
RC2 Corp. (a)	223,300	7,012
		67,928
Media - 2.2%
Clear Channel Communications, Inc.	851,560	30,401
Cumulus Media, Inc. Class A (a)	603,147	8,854
E.W. Scripps Co. Class A	167,400	17,145
Emmis Communications Corp. Class A (a)	1,276,502	25,173
NTL, Inc. (a)	80,686	4,205
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	37,390
Time Warner, Inc. (a)	2,000,000	33,300
Viacom, Inc. Class B (non-vtg.)	548,700	18,431
		174,899
Multiline Retail - 1.3%
Big Lots, Inc. (a)	3,139,260	38,425
Nordstrom, Inc.	1,426,700	62,632
		101,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
American Eagle Outfitters, Inc. (a)	59,010	$ 1,934
AutoNation, Inc. (a)	1,138,400	18,351
Circuit City Stores, Inc.	870,400	12,273
Foot Locker, Inc.	436,820	9,828
Limited Brands, Inc.	1,258,140	25,716
Office Depot, Inc. (a)	957,800	15,708
Pier 1 Imports, Inc.	1,049,900	18,825
Select Comfort Corp. (a)	174,300	3,561
Sherwin-Williams Co.	237,980	9,610
Stage Stores, Inc. (a)	400,050	14,186
Toys 'R' Us, Inc. (a)	2,547,700	41,935
		171,927
Textiles Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	1,606,800	58,150
Polo Ralph Lauren Corp. Class A	618,160	20,375
Timberland Co. Class A (a)	260,400	15,114
Warnaco Group, Inc. (a)	493,480	9,327
		102,966
TOTAL CONSUMER DISCRETIONARY		962,455
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.8%
Safeway, Inc. (a)	3,197,870	67,571
Food Products - 0.3%
Dean Foods Co. (a)	405,698	15,003
Hormel Foods Corp.	171,860	5,101
		20,104
Household Products - 0.0%
Kimberly-Clark Corp.	31,760	2,035
TOTAL CONSUMER STAPLES		89,710
ENERGY - 11.7%
Energy Equipment & Services - 9.4%
Baker Hughes, Inc.	2,005,460	80,820
BJ Services Co. (a)	1,490,000	73,993
Cooper Cameron Corp. (a)	1,556,750	79,534
ENSCO International, Inc.	510,800	15,380
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	759,300	$ 22,779
GlobalSantaFe Corp.	302,820	8,297
Grant Prideco, Inc. (a)	2,299,125	43,430
Helmerich & Payne, Inc.	1,412,800	35,772
Nabors Industries Ltd. (a)	737,500	34,294
National-Oilwell, Inc. (a)	2,118,000	70,847
Noble Corp. (a)	1,255,800	48,625
Pride International, Inc. (a)	975,200	17,554
Smith International, Inc. (a)	1,668,600	97,246
Transocean, Inc. (a)	1,050,000	29,820
Varco International, Inc. (a)	1,654,300	39,984
Weatherford International Ltd. (a)	1,294,874	60,574
		758,949
Oil & Gas - 2.3%
Apache Corp.	192,500	8,957
Ashland, Inc.	745,120	38,947
Burlington Resources, Inc.	844,400	32,231
EnCana Corp.	443,690	19,660
Occidental Petroleum Corp.	566,400	27,907
Premcor, Inc. (a)	799,100	28,688
Valero Energy Corp.	379,700	28,447
		184,837
TOTAL ENERGY		943,786
FINANCIALS - 13.1%
Capital Markets - 1.0%
Bank of New York Co., Inc.	130,000	3,735
Charles Schwab Corp.	1,247,800	10,956
Janus Capital Group, Inc.	1,821,200	24,149
LaBranche & Co., Inc.	30,800	252
Lehman Brothers Holdings, Inc.	381,300	26,729
Merrill Lynch & Co., Inc.	304,700	15,150
		80,971
Commercial Banks - 2.4%
Bank of America Corp.	452,730	38,487
Banknorth Group, Inc.	842,800	26,894
Hibernia Corp. Class A	332,839	8,421
North Fork Bancorp, Inc., New York	175,300	6,845
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.	722,628	$ 41,949
Wachovia Corp.	1,316,867	58,350
Zions Bancorp	159,300	9,638
		190,584
Consumer Finance - 0.1%
MBNA Corp.	369,700	9,128
Rewards Network, Inc. (a)	20,000	136
		9,264
Diversified Financial Services - 0.2%
Citigroup, Inc.	308,024	13,581
Insurance - 4.8%
ACE Ltd.	732,200	29,720
AFLAC, Inc.	632,120	25,057
AMBAC Financial Group, Inc.	629,900	44,792
Conseco, Inc. (a)	352,400	6,336
Everest Re Group Ltd.	369,000	27,114
Marsh & McLennan Companies, Inc.	710,000	31,510
MBIA, Inc.	848,900	45,824
MetLife, Inc.	1,039,890	37,093
PartnerRe Ltd.	327,500	17,132
Reinsurance Group of America, Inc.	560,200	22,324
Scottish Re Group Ltd.	593,860	12,115
St. Paul Travelers Companies, Inc.	1,837,020	68,098
The Chubb Corp.	370,800	25,504
		392,619
Real Estate - 3.2%
Alexandria Real Estate Equities, Inc.	425,800	25,586
Apartment Investment & Management Co. Class A	597,550	19,104
Boston Properties, Inc.	410,000	21,689
CenterPoint Properties Trust (SBI)	793,220	30,444
Cornerstone Realty Income Trust, Inc.	500,000	4,385
Duke Realty Corp.	951,300	29,262
General Growth Properties, Inc.	261,700	7,872
Public Storage, Inc.	456,700	21,524
Reckson Associates Realty Corp.	1,017,300	28,189
Simon Property Group, Inc.	516,900	26,677
The Rouse Co.	195,200	9,526
Vornado Realty Trust	587,100	34,105
		258,363
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	863,560	$ 62,263
Fannie Mae	327,100	23,211
Freddie Mac	257,100	16,534
HomeBanc Mortgage Corp. Georgia	1,298,900	10,781
		112,789
TOTAL FINANCIALS		1,058,171
HEALTH CARE - 8.5%
Biotechnology - 0.3%
CSL Ltd.	860,538	15,397
Millennium Pharmaceuticals, Inc. (a)	987,130	10,977
		26,374
Health Care Equipment & Supplies - 3.4%
Apogent Technologies, Inc. (a)	373,450	12,137
Bausch & Lomb, Inc.	260,380	16,037
Baxter International, Inc.	3,282,840	98,715
Becton, Dickinson & Co.	449,960	21,252
Dade Behring Holdings, Inc. (a)	1,538,720	76,459
Fisher Scientific International, Inc. (a)	728,700	42,410
Thermo Electron Corp. (a)	414,430	10,659
		277,669
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	298,500	7,346
Covance, Inc. (a)	177,500	6,512
HCA, Inc.	1,643,240	63,511
Inveresk Research Group, Inc. (a)	303,140	11,004
Laboratory Corp. of America Holdings (a)	530,300	20,767
PacifiCare Health Systems, Inc. (a)	265,200	8,107
Pediatrix Medical Group, Inc. (a)	485,880	30,727
Quest Diagnostics, Inc.	531,460	43,622
Triad Hospitals, Inc. (a)	1,086,750	37,015
Universal Health Services, Inc. Class B	1,488,780	67,754
WebMD Corp. (a)	2,152,650	17,523
		313,888
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	68,620	3,451
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	3,189,850	$ 62,074
Wyeth	170,000	6,018
		71,543
TOTAL HEALTH CARE		689,474
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.3%
EADS NV	1,348,900	37,140
GenCorp, Inc.	1,314,800	15,528
Goodrich Corp.	1,085,100	35,081
Honeywell International, Inc.	898,700	33,800
Lockheed Martin Corp.	341,190	18,080
Precision Castparts Corp.	1,750,910	98,629
Raytheon Co.	344,280	11,551
United Defense Industries, Inc. (a)	493,120	17,087
		266,896
Air Freight & Logistics - 0.6%
CNF, Inc.	920,500	37,980
Ryder System, Inc.	219,100	9,399
		47,379
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	431,300	13,504
Building Products - 0.8%
American Standard Companies, Inc. (a)	40,110	1,520
Masco Corp.	2,190,800	66,250
		67,770
Commercial Services & Supplies - 0.8%
Central Parking Corp.	107,100	1,706
CoStar Group, Inc. (a)	101,240	4,298
John H. Harland Co.	240,820	6,818
Manpower, Inc.	624,700	27,206
Steelcase, Inc. Class A	1,666,000	21,741
Waste Connections, Inc. (a)	196,260	5,664
		67,433
Construction & Engineering - 2.1%
Dycom Industries, Inc. (a)	1,027,200	27,673
EMCOR Group, Inc. (a)	32,400	1,402
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	2,955,780	$ 134,636
Granite Construction, Inc.	313,600	5,579
		169,290
Electrical Equipment - 0.1%
A.O. Smith Corp.	4,780	137
AMETEK, Inc.	158,800	4,897
		5,034
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	95,200	6,044
Textron, Inc.	740,640	45,401
Tyco International Ltd.	1,167,470	36,192
		87,637
Machinery - 4.0%
AGCO Corp. (a)	950,510	19,885
Albany International Corp. Class A (d)	1,579,090	47,246
Crane Co.	679,000	18,890
Eaton Corp.	344,680	22,280
Harsco Corp.	916,700	41,141
JLG Industries, Inc.	665,000	9,310
Kennametal, Inc.	1,711,716	75,316
SPX Corp.	773,930	31,692
Terex Corp. (a)	247,660	9,636
Wabash National Corp. (a)	1,125,630	32,508
Watts Water Technologies, Inc. Class A	696,600	17,624
		325,528
Road & Rail - 0.8%
Canadian National Railway Co.	735,000	32,966
CSX Corp.	1,080,400	33,817
		66,783
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	340,010	18,004
TOTAL INDUSTRIALS		1,135,258
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	2,131,000	27,575
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	664,000	$ 7,204
Motorola, Inc.	3,001,500	47,814
		82,593
Computers & Peripherals - 3.7%
Dell, Inc. (a)	101,300	3,593
Intergraph Corp. (a)	294,732	7,778
Maxtor Corp. (a)	8,016,300	37,516
NCR Corp. (a)	1,413,120	65,611
Seagate Technology	3,972,500	45,565
Storage Technology Corp. (a)	2,125,290	53,026
UNOVA, Inc. (a)	2,007,800	33,952
Western Digital Corp. (a)	7,917,980	55,505
		302,546
Electronic Equipment & Instruments - 4.9%
Arrow Electronics, Inc. (a)	1,944,200	46,000
Avnet, Inc. (a)	3,228,575	62,699
Celestica, Inc. (sub. vtg.) (a)	4,997,900	85,200
Flextronics International Ltd. (a)	7,164,700	90,060
Ingram Micro, Inc. Class A (a)	1,064,300	15,166
Mettler-Toledo International, Inc. (a)	1,162,475	48,475
Solectron Corp. (a)	2,096,500	11,531
Symbol Technologies, Inc.	3,072,300	40,216
		399,347
Internet Software & Services - 0.1%
iPass, Inc.	1,148,730	6,088
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	490,640	25,464
BearingPoint, Inc. (a)	3,225,000	26,639
Ceridian Corp. (a)	4,729,860	85,137
Computer Sciences Corp. (a)	352,600	16,660
DST Systems, Inc. (a)	690,400	31,455
		185,355
Office Electronics - 1.1%
Xerox Corp. (a)	6,292,000	87,207
Semiconductors & Semiconductor Equipment - 0.9%
Agere Systems, Inc.:
Class A (a)	4,117,200	5,105
Class B (a)	6,916,720	7,816
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AMIS Holdings, Inc.	239,800	$ 3,532
Fairchild Semiconductor International, Inc. (a)	889,010	13,060
Freescale Semiconductor, Inc. Class A	999,200	14,039
Novellus Systems, Inc. (a)	923,100	24,924
		68,476
Software - 2.2%
Borland Software Corp. (a)	2,383,500	19,712
Cadence Design Systems, Inc. (a)	2,052,400	27,646
McAfee, Inc. (a)	2,331,900	41,928
PeopleSoft, Inc. (a)	759,800	13,692
Quest Software, Inc. (a)	1,121,821	13,529
Secure Computing Corp. (a)	283,700	1,962
Siebel Systems, Inc. (a)	1,626,500	13,110
Sybase, Inc. (a)	861,300	12,549
Synopsys, Inc. (a)	773,102	19,552
VERITAS Software Corp. (a)	711,200	13,555
		177,235
TOTAL INFORMATION TECHNOLOGY		1,308,847
MATERIALS - 10.0%
Chemicals - 2.8%
Albemarle Corp.	441,310	13,592
Crompton Corp.	1,124,276	6,712
Dow Chemical Co.	449,520	17,931
Ferro Corp.	1,196,000	23,812
Georgia Gulf Corp.	442,400	15,727
Great Lakes Chemical Corp.	759,680	18,217
Lyondell Chemical Co.	2,535,749	46,100
NOVA Chemicals Corp.	755,000	22,918
Olin Corp.	625,800	10,814
OMNOVA Solutions, Inc. (a)(d)	2,570,800	16,042
PolyOne Corp. (a)	3,499,600	25,302
Sensient Technologies Corp.	574,180	11,851
		229,018
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	378,110	16,542
Containers & Packaging - 1.4%
Anchor Glass Container Corp.	672,010	9,489
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	4,059,400	$ 59,673
Packaging Corp. of America	1,391,460	32,505
Smurfit-Stone Container Corp. (a)	420,362	7,823
		109,490
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	1,424,800	18,822
Alcan, Inc.	1,857,060	73,458
Alcoa, Inc.	2,300,340	73,680
Arch Coal, Inc.	954,600	32,237
Gerdau SA sponsored ADR	612,300	8,707
IPSCO, Inc.	724,400	16,894
Newmont Mining Corp.	681,300	27,572
Nucor Corp.	830,850	69,501
Phelps Dodge Corp.	380,000	29,617
Steel Dynamics, Inc. (a)	732,007	23,973
		374,461
Paper & Forest Products - 1.0%
Aracruz Celulose SA sponsored ADR	351,700	12,169
Bowater, Inc.	384,400	14,338
International Paper Co.	490,000	21,183
MeadWestvaco Corp.	939,900	28,065
		75,755
TOTAL MATERIALS		805,266
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	1,144,400	31,002
CenturyTel, Inc.	645,800	20,013
Citizens Communications Co. (a)	3,071,800	44,234
SBC Communications, Inc.	1,250,000	31,675
TELUS Corp. (non-vtg.)	726,500	12,516
Verizon Communications, Inc.	1,038,700	40,031
		179,471
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,733,700	$ 39,529
SpectraSite, Inc. (a)	832,860	35,813
		75,342
TOTAL TELECOMMUNICATION SERVICES		254,813
UTILITIES - 4.1%
Electric Utilities - 3.5%
Edison International	2,055,280	55,082
Entergy Corp.	848,060	48,763
Exelon Corp.	416,200	14,525
PG&E Corp. (a)	1,657,400	47,302
PPL Corp.	1,008,000	46,721
TXU Corp.	1,846,100	73,216
		285,609
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	2,445,500	23,599
NRG Energy, Inc. (a)	525,300	13,968
SCANA Corp.	144,000	5,273
Sierra Pacific Resources (a)	804,000	6,609
		49,449
TOTAL UTILITIES		335,058
TOTAL COMMON STOCKS (Cost $6,659,576)		7,582,838
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,190
FINANCIALS - 0.1%
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	88,800	5,462
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	402,000	20,635
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	681,200	$ 22,820
UTILITIES - 0.5%
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	300,000	15,414
Multi-Utilities & Unregulated Power - 0.3%
Dominion Resources, Inc. 8.75%	410,000	21,864
TOTAL UTILITIES		37,278
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,185)		90,385
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (e)	$ 80	81
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp.:
5.375% 11/15/06	10,930	11,039
6.375% 12/1/11	15,515	13,847
		24,886
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	10,040	10,241
TOTAL NONCONVERTIBLE BONDS (Cost $34,049)		35,208
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.33% (b)	433,622,498	$ 433,622
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	34,118,060	34,118
TOTAL MONEY MARKET FUNDS (Cost $467,740)		467,740
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $7,254,550)		8,176,171
NET OTHER ASSETS - (1.0)%		(84,783)
NET ASSETS - 100%		$ 8,091,388
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,000 or 0.0% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in Thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Albany International Corp. Class A	$ 49,133	$ -	$ 365	$ 333	$ 47,246
Merix Corp.	15,595	3,396	11,488	-	-
OMNOVA Solutions, Inc.	9,164	-	195	-	16,042
Total	$ 73,892	$ 3,396	$ 12,048	$ 333	$ 63,288
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,255,853,000. Net unrealized appreciation aggregated $920,318,000, of which $1,352,922,000 related to appreciated investment securities and $432,604,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004